Income Taxes - Provision for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Federal, current	$ 633,868	$ 504,865	$ 286,224
State, current	96,622	37,308	27,353
Foreign, current	14,800	48,386	13,211
Total current	745,290	590,559	326,788
Federal, deferred	4,953	(207,006)	71,777
State, deferred	6,847	(4,533)	5,193
Foreign, deferred	(8,783)	(9,634)	(5,515)
Total deferred	3,017	(221,173)	71,455
Total provision for income taxes	$ 748,307	$ 369,386	$ 398,243